Intangible assets and goodwill - Key assumptions and sensitivity analysis (Details) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Key assumptions used in value in use calculations:
Discount rate	18.00%	18.00%
Terminal Value growth rate	5.00%
Minimum
Key assumptions used in value in use calculations:
Terminal Value growth rate		5.00%
EBITDA margin over next 5 years	10.70%	6.50%
Maximum
Key assumptions used in value in use calculations:
Terminal Value growth rate		7.50%
EBITDA margin over next 5 years	56.40%	38.00%
Cash-generating units
Key assumptions used in value in use calculations:
Cash flow projections period	5 years	5 years
Impairment loss	₨ 0	₨ 0